RYDEX SERIES FUNDS

                          MANAGED FUTURES STRATEGY FUND
                                  (THE "FUND")

                      SUPPLEMENT DATED MAY 18, 2009 TO THE

   RYDEX SERIES FUNDS MANAGED FUTURES STRATEGY FUND H-CLASS SHARES PROSPECTUS
                 DATED MAY 1, 2009, AND ALL SUPPLEMENTS THERETO;
  RYDEX SERIES FUNDS MANAGED FUTURES STRATEGY FUND A-CLASS AND C-CLASS SHARES
         PROSPECTUS DATED MAY 1, 2009, AND ALL SUPPLEMENTS THERETO; AND
    RYDEX SERIES FUNDS MANAGED FUTURES STRATEGY FUND STATEMENT OF ADDITIONAL
          INFORMATION, DATED MAY 1, 2009, AND ALL SUPPLEMENTS THERETO.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE MANAGED FUTURES STRATEGY FUND H-CLASS SHARES AND A-CLASS SHARES AND C-CLASS SHARES PROSPECTUSES, DATED MAY 1, 2009 (THE "PROSPECTUSES") AND THE MANAGED FUTURES STRATEGY FUND STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 2009 (THE "SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.

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Effective May 18, 2009, the Fund name will be preceded with "Rydex | SGI."
Therefore, in the Prospectuses and SAI, the Fund will now be referred to as:
Rydex | SGI Managed Futures Strategy Fund.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

MF-SUP-0509x0410